STEIN ROE MUTUAL FUNDS

ANNUAL REPORT
SEPTEMBER 30, 2000

PHOTO: HANDS AND LEAF

STEIN ROE EQUITY FUNDS

GROWTH FUNDS

                     Stein Roe Growth Investor Fund Class S
                     A class of Liberty Growth Investor Fund


LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)

CONTENTS
-----------------------------------------------------------------
FROM THE PRESIDENT.............................................1
Stephen Gibson's thoughts on the markets and investing

Performance Summary............................................3

Questions & Answers............................................4
Interview with the co-portfolio manager and a summary of investment activity

Portfolio of Investments.......................................8
A complete list of investments with market values

Financial Statements...........................................11
Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.................................18

Financial Highlights..........................................22
Selected per-share data and ratios

Report of Independent
Accountants...................................................23





                Must be preceded or accompanied by a prospectus.

FROM THE PRESIDENT
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS
I am pleased to present the fiscal year 2000 annual report for the Stein Roe Growth Investor Fund. Although it was a very volatile 12 months for U.S. stocks, the Fund delivered strong results and outperformed its benchmark, the Standard & Poor's 500 Index.
     The 12 months ended September 30, 2000 began with an exuberant stock market. Between September 1999 and March 2000, investor enthusiasm for the "new economy" and the underlying technology and telecommunications stocks was enormous. Investors pushed the technology-laden NASDAQ Composite Index and the Standard & Poor's 500 Index, which also contains a significant number of technology stocks, to ever-higher levels. However, these results masked a basic fact: the record gains were driven by price increases in a narrowly focused group of growth stocks, and almost everything outside that group languished.
   The situation changed quickly after mid-March, as investors began to question the exceptionally high valuations for technology. They also began to worry about the possible impact of robust economic growth on inflation, corporate profits and, ultimately, earnings per share. Even though the Federal Reserve had boosted key short-term interest rates repeatedly since June 1999, the economy continued to expand at a rate that could lead to shortages and spark higher costs for goods and services.
   The widespread concern triggered a rapid sell-off in the equity markets, and the high-flying technology sector tumbled. Investors retrenched and, amid the volatility and uncertainty, went in search of companies that appeared to have more reasonable prices and more solid fundamental characteristics - in other words, value stocks. The resurgence of value stocks was good news for sectors as varied as financial services, health care and utilities. Notwithstanding this enormous volatility, the S&P 500 Index gained 13.27% for the full 12 months.
   Looking back at the turmoil in the markets, I am reminded once again of the importance of diversification in investing. Growth Investor Fund has been managed so that it includes many sectors of the market. The portfolio managers have made a point of diversifying across industry sectors, market capitalizations and investment styles. This broad diversification helped to

Photo of: Stephen E. Gibson

FROM THE PRESIDENT CONTINUED
--------------------------------------------------------------------------------

keep the Fund's total return very competitive when technology fell out of favor and investors turned their attention elsewhere.
   In the following report, you will find detailed information about the Fund and the strategies used to achieve a one-year total return of more than 29%. I encourage you to review the report carefully and to visit us on the Internet at www.steinroe.com for quarterly updates on the progress of the markets and the Fund.
   As always, we thank you for choosing the Stein Roe funds and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson
President
November 20, 2000

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIOD ENDED SEPTEMBER 30, 2000

                                                      1        5      LIFE OF
                                                    YEAR     YEARS    FUND
GROWTH INVESTOR FUND                              ----------------------------
  (INCEPTION 4/29/94)                               29.42%   22.74%   24.14%
Morningstar Large Growth Category                   30.68    22.62    23.12

Stein Roe Growth Investor Fund commenced operations on 3/31/99. The Fund is a feeder fund in a master/feeder structure and invests all of its assets in SR&F Growth Investor Portfolio which has the same investment objective and policies as the Fund. The Fund's historical performance for all periods prior to 3/31/99 is the performance of Stein Roe Young Investor Fund, a separate feeder fund of the SR&F Growth Investor Portfolio, which commenced operations on April 29, 1994. Performance for Stein Roe Young Investor Fund is not restated for any difference in expenses between the Fund and Young Investor Fund. Performance after 3/31/1999 is the performance of Growth Investor Fund.


INVESTMENT COMPARISONS
--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT April 29, 1994 to September 30, 2000

Stein Roe Growth Investor Fund



                                       STEIN ROE                 MORNINGSTAR
                                       GROWTH                    LARGE
                                       INVESTOR      S&P 500     GROWTH
                                       FUND          INDEX       COMPANY
4/29/94                                10000         10000       10000
                                       10040         10163       10017.9
                                        9699.64       9914.01     9612.88
                                        9859.69      10239.2      9873.1
                                       10299.4       10658       10399.7
9/30/94                                10239.7       10397.9     10221.8
                                       10659.5       10630.8     10435.2
                                       10449.5       10243.9     10042.2
                                       10737.9       10395.5     10131.1
                                       10778.7       10664.7     10189.6
                                       11031         11079.6     10559.1
3/31/95                                11413.7       11406.4     10874.3
                                       11545         11741.8     11097.9
                                       11736.6       12210.3     11427.7
                                       12723.7       12493.5     12023.8
                                       13489.7       12907.1     12680.9
                                       13661         12939.4     12759.8
9/30/95                                14395.9       13485.4     13159.4
                                       14103.7       13436.8     13012.7
                                       14909         14025.4     13428.8
                                       15010.4       14296.1     13395.5
                                       15597.3       14782.1     13682.1
                                       15806.3       14919.6     14033.6
3/31/96                                16465.4       15062.8     14097.8
                                       17575.2       15284.3     14603.1
                                       18422.3       15677.1     15026.1
                                       18777.9       15736.6     14810.8
                                       17532.9       15041.1     13853.3
                                       18318.4       15358.4     14353.5
9/30/96                                19510.9       16221.6     15343.4
                                       19782.1       16669.3     15395.4
                                       20557.6       17927.8     16313.1
                                       20278         17572.9     15943.8
                                       21220.9       18669.4     16911.6
                                       20669.2       18816.9     16511.6
3/31/97                                19292.6       18045.4     15652.7
                                       20158.8       19120.9     16358.1
                                       21719.1       20289.2     17559
                                       22759.5       21192.1     18249.9
                                       24341.3       22876.8     19949.2
                                       23506.4       21595.7     19149.8
9/30/97                                24655.8       22777       20204.2
                                       23940.8       22016.3     19449.4
                                       24536.9       23035.6     19766.6
                                       25606.7       23431.8     19940.3
                                       25760.4       23689.6     20178.2
                                       27826.4       25397.6     21772.5
3/31/98                                28903.2       26698       22765.1
                                       29232.7       26970.3     23114.8
                                       28233         26506.4     22473.3
                                       29847.9       27582.6     23772.3
                                       28868.9       27290.2     23507.5
                                       23513.7       23346.8     19686.8
9/30/98                                24931.6       24843.3     21104.5
                                       26646.9       26860.6     22449.4
                                       28219.1       28488.3     24042
                                       30123.8       30129.2     26580.6
                                       31521.6       31388.6     28247.5
                                       30405.7       30412.4     27024.1
3/31/99                                32783.4       31628.9     28619.9
                                       33668.6       32853       28855.7
                                       32554.2       32077.6     27997.2
                                       34126.5       33851.5     29962.1
                                       32324.7       32798.8     29166
                                       31700.8       32634.8     29163.6
9/30/99                                30978         31740.6     28926.5
                                       33502.7       33749.8     30900.2
                                       35600         34434.9     32753.9
                                       39665.5       36459.6     36827.5
                                       38812.7       34629.4     35442.8
                                       41828.4       33974.9     38352.3
3/31/00                                43008         37297.6     40031
                                       39597.5       36175       37628.3
                                       35958.5       35433.4     35414.6
                                       39270.2       36305       38057.3
                                       38221.7       35738.7     37193.4
                                       42024.8       37958       40440.4
9/30/00                                40104         35981       37975.5


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. The above illustration assumes a $10,000 investment made in the Fund on April 29, 1994, and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of stocks that differs from the composition of the Fund; it is not available for direct investment.

The Fund's return is also compared to the average return of the funds included in the Morningstar Large Growth category. This Morningstar category is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete or timely. They shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages.

QUESTIONS & Answers
--------------------------------------------------------------------------------
AN INTERVIEW WITH DAVE BRADY, CO-PORTFOLIO MANAGER
FOR STEIN ROE GROWTH INVESTOR FUND

                                    FUND DATA
   INVESTMENT OBJECTIVE AND STRATEGY:
   Stein Roe Growth Investor Fund seeks long-term growth by investing primarily in common stocks believed to have long-term growth potential.

   FUND INCEPTION:
   March 31, 1999

   NET ASSETS:
   $39.6 million

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS?
BRADY: For the 12 months ended September 30, 2000, Stein Roe Growth Investor Fund generated a total return of 29.42%, outperforming the 13.27% total return for the Standard & Poor's 500 Index by a wide margin. We attribute the Fund's strong results primarily to our investments in technology stocks (during the initial half-year) and to utilities and financial services holdings (during the latter half of the year).

Q: PLEASE EXPLAIN MORE ABOUT THE TECHNOLOGY SECTOR'S IMPACT ON THE FUND'S PERFORMANCE.
BRADY: Technology's gains in the early months of the period were great enough that this sector remains the leading contributor to the Fund's total return in fiscal 2000, despite a downturn after mid-March in many areas of the technology sector. Among the stocks that gained the most during the year were EMC (2.7% of net assets) and Network Appliance (2.2% of net assets). Both are large-capitalization companies that have benefited from growing demand for devices used to store data.
   The Fund also benefited from its holdings of Sun Microsystems (2.0% of net assets), a manufacturer of computer servers; Intuit (2.8% of net assets), a premier accounting software company; and Rational Software (2.6% of net assets), a software tools company. As more businesses have embraced the Internet, there has arisen a growing need for customized software. Rational Software specializes in creating tools that allow businesses to write such proprietary programs.

Q: HOW DID THE MARKET CHANGE DURING THE YEAR?
BRADY: At mid-year, the picture for U.S. economic growth and inflationary pressures was quite murky.

Photo of: Dave Brady

Q&A CONTINUED
--------------------------------------------------------------------------------

Some economic indicators pointed toward an economy growing too quickly to remain stable and noninflationary. Others suggested that the economy could slow more rapidly than the Federal Reserve had intended when making a series of interest rate hikes between June 1999 and March 2000. In the face of this uncertainty, the market rotated away from more expensive sectors -- namely technology and telecommunications. As this rotation occurred, investors increasingly focused on fundamentally sound areas that they had largely ignored, such as utilities and financial services.
   In May 2000, the Federal Reserve raised interest rates for the sixth time in a year, this time by 0.50%. The move signaled that the central bank was very serious about keeping economic growth and inflationary pressures at manageable levels. In August and September, the Fed opted not to change its interest rate targets. Again, the market interpreted this as a positive sign, assuming that interest rates would not rise again soon. As a result, financial services stocks chalked up gains in the final quarter the fiscal year.

Q: HOW DID THE FUND'S NON-TECHNOLOGY HOLDINGS PERFORM DURING THE PERIOD?
BRADY: Independent power producers such as Calpine (3.2% of net assets) and AES Corp. (2.1% of net assets) did exceptionally well. Both have benefited from deregulation of the power industry and from growing demand for power. In the financial services arena, the Fund did well by holdings in Goldman Sachs, Citigroup and Household International (2.4%, 3.4%, and 3.2%, respectively, of net assets).
   Many of the telecommunications stocks in the portfolio, including both service and equipment providers, proved to be disappointments. In some cases, the fault lay with the particular company; for instance, Worldcom's (1.1% of net assets) failed attempt to merge with Sprint and Lucent Technologies' (0.8% of net assets) problems in executing its business model. In all cases, unreasonable expectations were at least part of the reason the stocks languished. In the past 18 months, stiff competition has hurt the profitability of companies providing wire-based services, while excessive costs to develop key broadband technology have hampered progress for the wireless companies. We are currently rethinking our strategy for investing in the telecommunications sector.

Q&A CONTINUED
--------------------------------------------------------------------------------


Q: WHAT DO YOU EXPECT IN THE MONTHS TO COME?
BRADY: We do not believe that the coming year will bring the exceptional rate of earnings growth (18%) that we saw in the last fiscal year. If the Federal Reserve is successful (as we expect it will be) in moderating economic growth from the present 5% annually to the 3% to 4% range, then it stands to reason that sales, revenues and earnings for at least some businesses would be tempered as well. Thus we look for earnings-per-share growth rates to decelerate, which would likely take the market back to its normal (i.e., historical long-term average) total return.
   Nonetheless, we expect a favorable environment for equity investors. We anticipate corporate profit growth in the 14% to 16% range, with stable interest rates. All these factors working together could create a favorable equity marketplace in the months to come.

An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments. Holdings are calculated as a percentage of net assets in the SR&F Growth Investor Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain the holdings described in this report.

FUND HIGHLIGHTS AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                            SR&F GROWTH INVESTOR FUND
                        TOP 10 HOLDINGS (% OF NET ASSETS)
--------------------------------------------------------------------------------

Citigroup                          3.4%     Safeway                       2.8%
Calpine                            3.2      Intuit                        2.8
Household International            3.2      EMC                           2.7
General Electric                   3.1      Rational Software             2.6
Johnson & Johnson                  2.9      Walgreen                      2.6


--------------------------------------------------------------------------------
[PIE CHARTS]
                           EQUITY PORTFOLIO HIGHLIGHTS
                                                                        S&P 500
                                                       PORTFOLIO         INDEX
--------------------------------------------------------------------------------
Number of Holdings                                          48            500
Dollar Weighted Median
  Market Capitalization ($mil.)                         40,279         80,912


--------------------------------------------------------------------------------
[PIE CHARTS]
                            ECONOMIC SECTOR BREAKDOWN
         Equity Portfolio                                S&P 500 Index

                  1%              Basic Materials              2%
                 17%            Consumer Cyclical             10%
                 10%          Consumer Non-Cyclical           18%
                  2%                 Energy                    7%
                 15%                Financial                 16%
                 10%               Industrial                  8%
                 31%               Technology                 30%
                 14%                Utilities                  9%


--------------------------------------------------------------------------------

                                ASSET ALLOCATION
      As of September 30, 1999                     As of September 30, 2000
                96.6%               Equities                 92.5%
                 3.4       Cash, Equivalents and Other        7.5

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
September 30, 2000 (In thousands)

COMMON STOCKS - 92.5%                                       SHARES         VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 12.9%
AUTOMOBILES & COMPONENTS - 0.8%
   AUTOMOBILE MANUFACTURERS
   Ford Motor Co.....................................          437    $   11,063
                                                                      ----------
CONSUMER DURABLES & APPAREL - 1.4%
   LEISURE PRODUCTS
   Mattel, Inc. .....................................        1,800        20,138
                                                                      ----------

HOTELS, RESTAURANTS & LEISURE - 2.0%
   LEISURE FACILITIES - 0.4%
   Cedar Fair, LP....................................          315         5,808
                                                                      ----------
   RESTAURANTS - 1.6%
   McDonald's Corp. .................................          750        22,641
                                                                      ----------

MEDIA - 7.0%
   BROADCASTING & CABLE - 4.8%
   AT&T Corp.-Liberty Media Group, Class A (a) ......        1,400        25,200
   Clear Channel Communications, Inc. (a) ...........          450        25,425
   Hispanic Broadcasting Corp. (a) ..................          650        18,119
                                                                      ----------
                                                                          68,744
                                                                      ----------
   MOVIES & ENTERTAINMENT - 2.2%
    The Walt Disney Co. .............................          850        32,513
                                                                      ----------

RETAILING - 1.7%
   APPAREL RETAIL
   The Gap, Inc. ....................................        1,250        25,156
                                                                      ----------

CONSUMER STAPLES - 5.4%
FOOD & DRUG RETAILING - 2.6%
   DRUG RETAIL
   Walgreen Co. .....................................        1,000        37,938
                                                                      ----------


   FOOD RETAIL - 2.8%
   Safeway, Inc. (a) ................................          880        41,085
                                                                      ----------


FINANCIALS - 13.7%
   BANKS - 3.0%
   Texas Regional Bancshares, Inc., Class A .........          375        10,641
   Wells Fargo & Co. ................................          700        32,156
                                                                      ----------
                                                                          42,797
                                                                      ----------
   CONSUMER FINANCE - 5.0%
   Household International, Inc. ....................          805        45,583
   MBNA Corp.........................................          700        26,950
                                                                        --------
                                                                          72,533
                                                                        --------
   DIVERSIFIED FINANCIAL SERVICES - 5.7%
   Citigroup, Inc. ..................................          900        48,656
   The Goldman Sachs Group, Inc. ....................          300        34,181
                                                                      ----------
                                                                          82,837
                                                                      ----------

SR&F GROWTH INVESTOR PORTFOLIO CONTINUED
--------------------------------------------------------------------------------
                                                            SHARES         VALUE
--------------------------------------------------------------------------------

HEALTH CARE - 6.2%
   PHARMACEUTICALS & BIOTECHNOLOGY - 1.3%
   BIOTECHNOLOGY
   Genentech, Inc. (a) ..............................          100    $   18,569
                                                                      ----------


   PHARMACEUTICALS - 4.9%
   American Home Products Corp.  ....................          500        28,281
   Johnson & Johnson ................................          450        42,272
                                                                      ----------

                                                                          70,553
                                                                      ----------

INDUSTRIALS - 7.2%
CAPITAL GOODS - 5.0%
   INDUSTRIAL CONGLOMERATES
   General Electric Co. .............................          765        44,131
   Tyco International Ltd. ..........................          550        28,531
                                                                      ----------
                                                                          72,662
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES  - 2.2%
   DATA PROCESSING SERVICES - 2.2%
   Paychex, Inc. ....................................          615        32,288
                                                                      ----------

INFORMATION TECHNOLOGY - 32.3%
SOFTWARE & SERVICES - 12.1%
   APPLICATIONS SOFTWARE - 5.4%
   Intuit, Inc. (a)..................................          700        39,900
   Rational Software Corp. (a) ......................          550        38,156
                                                                      ----------
                                                                          78,056
                                                                      ----------
   INTERNET SOFTWARE & SERVICES - 2.4%
   America Online, Inc. .............................          650        34,937
                                                                      ----------

   SYSTEMS SOFTWARE - 4.3%
   Microsoft Corp. (a) ..............................          560        33,740
   VERITAS Software Corp. (a)........................          200        28,400
                                                                      ----------
                                                                          62,140
                                                                      ----------
TECHNOLOGY HARDWARE & EQUIPMENT - 20.2%
   COMPUTER HARDWARE - 3.2%
   Apple Computer, Inc. .............................          675        17,381
   Sun Microsystems, Inc. (a) .......................          250        29,188
                                                                      ----------
                                                                          46,569
                                                                      ----------
   COMPUTER STORAGE & PERIPHERALS - 5.0%
   EMC Corp. (a).....................................          400        39,650
   Network Appliance, Inc. (a).......................          250        31,844
                                                                      ----------
                                                                          71,494
                                                                      ----------
   NETWORKING EQUIPMENT - 1.7%
   Cisco Systems, Inc. (a) ..........................          450        24,862
                                                                      ----------

   SEMICONDUCTOR EQUIPMENT - 0.9%
   KLA-Tencor Corp. (a)..............................          300        12,356
                                                                      ----------

   SEMICONDUCTORS - 3.0%
   Bookham Technology PLC (a)  ......................          265        11,362
   Maxim Integrated Products, Inc. (a) ..............          400        32,175
                                                                      ----------
                                                                          43,537
                                                                      ----------

SR&F GROWTH INVESTOR PORTFOLIO CONTINUED
--------------------------------------------------------------------------------
                                                            SHARES         VALUE
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT - 20.2% (CONTINUED)
   TELECOMMUNICATIONS EQUIPMENT - 6.4%
   Comverse Technology, Inc. (a) ....................          300     $  32,400
   Corning, Inc. ....................................          106        31,482
   Lucent Technologies, Inc..........................          400        12,225
   Motorola, Inc. ...................................          600        16,950
                                                                      ----------
                                                                          93,057
                                                                      ----------
MATERIALS - 1.0%
CHEMICALS - 1.0%
   SPECIALTY CHEMICALS
   Minerals Technologies, Inc. ......................          300        13,800
                                                                      ----------

TELECOMMUNICATION SERVICES - 6.6%
DIVERSIFIED TELECOM SERVICES - 5.3%
   ALTERNATIVE CARRIERS - 4.2%
   Level 3 Communications, Inc. (a) .................          425        32,778
   Qwest Communications International, Inc. (a) .....          583        28,023
                                                                      ----------
                                                                          60,801
                                                                      ----------
   INTEGRATED TELECOM SERVICES - 1.1%
   WorldCom, Inc. (a) ...............................          500        15,188
                                                                      ----------

   WIRELESS TELECOM SERVICES - 1.3%
   Vodafone Group PLC, ADR ..........................          500        18,500
                                                                      ----------


UTILITIES - 7.2%
   ELECTRIC UTILITIES - 5.4%
   AES Corp. (a).....................................          450        30,824
   Calpine Corp. (a) ................................          450        46,969
                                                                      ----------
                                                                          77,793
                                                                      ----------
   GAS UTILITIES - 1.8%
   Kinder Morgan, Inc.  .............................          650        26,609
                                                                      ----------

TOTAL COMMON STOCKS (cost of $907,041) (b)...........                  1,337,024
                                                                      ----------
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 4.6%                                  PAR
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 4.6%
   Associates Corp. of North America 6.790% (c) 10/2/00 $    47,415       47,406
   Houston Industries Financial Corp. 7.100% (c) 10/2/00     19,430       19,426
                                                                      ----------
TOTAL SHORT-TERM OBLIGATIONS.........................                     66,832
                                                                      ----------
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 2.9%...............                     41,388
                                                                      ----------
NET ASSETS - 100%....................................                 $1,445,244
                                                                      ==========
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purposes is $909,541.
(c) Rate represents yield at time of purchase.

            Acronym                  Name
          -----------             ----------
              ADR         American Depositary Receipt

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000
(In thousands)


ASSETS
Investments, at market value (cost $907,041)......                 $1,337,024
Short-term obligations............................                     66,832
Cash..............................................                          3

Receivable for:
   Investments sold...............................                     74,140
   Dividends......................................                        474
                                                                   ----------
   Total Assets ..................................                  1,478,473
                                                                   ----------

LIABILITIES
Payable for investments purchased ................                     32,534
Accrued:
   Management fee ................................                        685
   Bookkeeping fee................................                          5
   Transfer agent fee.............................                          1
Other.............................................                          4
                                                                   ----------
   Total Liabilities .............................                     33,229
                                                                   ----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST            $1,445,244
                                                                   ==========



See notes to financial statements.

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000
(In thousands)


INVESTMENT INCOME
Dividends ........................................                    $  6,720
Interest .........................................                       1,457
                                                                      --------
   Total investment income .......................                       8,177
                                                                      --------
EXPENSES
Management fee ...................................                       7,245
Bookkeeping fee ..................................                          56
Trustees' fee.....................................                          27
Audit fee.........................................                          12
Legal fee.........................................                           1
Transfer agent fee ...............................                           6
Custodian fee.....................................                          29
Other ............................................                          39
                                                                      --------
                                                                         7,415
                                                                      --------
   Net investment income .........................                         762
                                                                      --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments..................                     140,322
Net change in unrealized appreciation/depreciation                     187,931
                                                                      --------
          Net Gain................................                     328,253
                                                                      --------
          Increase in net assets resulting from operations            $329,015
                                                                      ========


See notes to financial statements.

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

                                                           YEARS ENDED
                                                          SEPTEMBER 30,
                                                           2000            1999
                                                     ----------      ----------
OPERATIONS
Net investment income.............................   $      762      $    2,122
Net realized gain on investments..................      140,322             944
Net change in unrealized appreciation/depreciation      187,931         169,408
                                                     ----------      ----------
     Net increase in net assets resulting
       from operations............................      329,015         172,474
                                                     ----------      ----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions.....................................      885,014         274,918
Withdrawals ......................................     (755,625)       (183,222)
                                                     ----------      ----------
   Net increase from transactions in investors'
      beneficial interest.........................      129,389          91,696
                                                     ----------      ----------
Net increase in net assets........................      458,404         264,170

NET ASSETS
Beginning of year.................................      986,840         722,670
                                                     ----------      ----------
End of year.......................................   $1,445,244      $  986,840
                                                     ==========      ==========



See notes to financial statements.

LIBERTY GROWTH INVESTOR FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000
(All amounts in thousands, except per-share data)

ASSETS
Investment in Portfolio, at value.................              $ 39,662
Receivable for expense reimbursement due from Advisor                  7
Other.............................................                     4
                                                                --------
    Total Assets..................................                39,673
                                                                --------

LIABILITIES
Accrued:
    Administration fee............................                     5
    Distribution fee - Class B....................                     1
Other.............................................                    34
                                                                --------
   Total Liabilities .............................                    40
                                                                --------
NET ASSETS .......................................              $ 39,633
                                                                ========
ANALYSIS OF NET ASSETS
Paid-in capital...................................              $ 36,768
Accumulated net realized loss allocated from Portfolio            (1,735)
Net unrealized appreciation allocated from Portfolio               4,600
                                                                --------
Net Assets........................................              $ 39,633
                                                                ========
Net asset value and redemption price
   per share - Class A ($4,198/344)...............              $  12.22(a)
                                                                --------
Maximum offering price
   per share - Class A ($12.22/0.9425)............              $  12.97(b)
                                                                --------
Net asset value and offering price
   per share - Class B ($14,744/1,214)............              $  12.15(a)
                                                                --------
Net asset value and offering price
   per share - Class C ($700/58)..................              $  12.13(a)
                                                                --------
Netasset value, offering and redemption price per share -
   Stein Roe Growth Investor Fund,
   Class S ($19,990/1,634)........................              $  12.23
                                                                --------
Net asset value, offering and  and redemption price
   per share - Class Z ($1/(c))...................              $  12.24
                                                                --------


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

(c) Rounds to less than one.



See notes to financial statements.

LIBERTY GROWTH INVESTOR FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2000
(All amounts in thousands)


INVESTMENT INCOME
Dividend Income allocated from Portfolio..........                   $    115
Interest Income allocated from Portfolio..........                         31
                                                                     --------
   Total investment income........................                        146
                                                                     --------
EXPENSES
Expenses allocated from Portfolio.................                        142
Administration fee................................                         38
12b-1 Service and Distribution fees...............                         77
Transfer agent fee................................                         61
Bookkeeping fee...................................                         25
Trustees' fee.....................................                          9
Custodian fee.....................................                          1
Audit fee.........................................                         10
Legal fee.........................................                          3
Registration fee..................................                        111
Reports to shareholders...........................                         10
Other.............................................                         57
                                                                     --------
   Total Expenses.................................                        544
Fees waived or borne by Advisor...................                       (189)
Fees waived by Distributor - Class A..............                         (1)
                                                                     --------
Net Expenses......................................                        354
                                                                     --------
Net Investment Loss...............................                       (208)
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ALLOCATED FROM PORTFOLIO
Net realized loss.................................                       (484)
Net change in unrealized appreciation/depreciation                      4,134
                                                                     --------
   Net Gain ......................................                      3,650
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  3,442
                                                                     ========





See accompanying Notes to Financial Statements.

LIBERTY GROWTH INVESTOR FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(All amounts in thousands)

                                                       YEAR ENDED  PERIOD ENDED
                                                    SEPTEMBER 30, SEPTEMBER 30,
                                                           2000(a)       1999(b)
                                                    ------------- -------------
OPERATIONS
Net investment loss...............................      $    (208)    $     (13)
Net realized loss ................................           (484)       (1,265)
Net change in unrealized appreciation/depreciation          4,134           466
                                                        ---------     ---------

Net increase (decrease) in net assets resulting
   from operations................................          3,442          (812)
                                                        ---------     ---------

SHARE TRANSACTIONS:
Receipts for shares sold - Class A................          4,558            --
Cost of shares repurchased - Class A..............           (295)           --
                                                        ---------     ---------
                                                            4,263            --
                                                        ---------     ---------
Receipts for shares sold - Class B................         16,473            --
Cost of shares repurchased - Class B..............         (1,663)           --
                                                        ---------     ---------
                                                           14,810            --
                                                        ---------     ---------
Receipts for shares sold - Class C................            792            --
Cost of shares repurchased - Class C..............            (95)           --
                                                        ---------     ---------
                                                              697            --
                                                        ---------     ---------
Stein Roe Growth Investor Fund:
Receipts for shares sold - Class S................         19,447       13,533
Cost of shares repurchased - Class S..............        (14,356)      (1,392)
                                                        ---------     ---------
                                                            5,091       12,141
                                                        ---------     ---------
Receipt for shares sold - Class Z.................              1            --
                                                        ---------     ---------
Net increase from Fund share transactions.........         24,862        12,141
                                                        ---------     ---------
Net increase in net assets........................         28,304        11,329

TOTAL NET ASSETS
Beginning of period...............................         11,329           --
                                                        ---------     ---------
End of period.....................................      $  39,633     $  11,329
                                                        =========     =========

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME   $      --     $      --
                                                        =========     =========



(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

(b) From commencement of operations on March 31, 1999.



See notes to financial statements.

LIBERTY GROWTH INVESTOR FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(All amounts in thousands)

                                                  YEAR ENDED    PERIOD ENDED
                                                SEPTEMBER 30    SEPTEMBER 30
                                                      2000(a)         1999(b)
                                                ------------    ------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
Sold - Class A....................................       367              --
Repurchased - Class A.............................       (23)            ---
                                                   ---------       ---------
                                                         344              --

Sold - Class B....................................     1,349              --
Repurchased - Class B.............................      (135)             --
                                                   ---------       ---------
                                                       1,214              --

Sold - Class C....................................        65              --
Repurchased - Class C.............................        (7)             --
                                                   ---------       ---------
                                                          58              --

Stein Roe Growth Investor Fund:
Sold - Class S....................................     1,604           1,337
Repurchased - Class S.............................    (1,169)           (138)
                                                   ---------       ---------
                                                         435           1,199

Sold - Class Z....................................       (c)              --
                                                   ---------       ---------

Net increase in fund shares.......................     2,051              --

Shares outstanding at beginning of period.........     1,199              --
                                                   ---------       ---------
Shares outstanding at end of period...............     3,250           1,199
                                                   =========       =========






(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

(b) From commencement of operations on March 31, 1999.

(c) Rounds to less than one.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
Stein Roe Growth Investor Fund - Class S and Liberty Growth Investor Fund - Class A, B, C and Z are the collective series of shares of Liberty Growth Investor Fund (the "Fund" - formerly Stein Roe Growth Investor Fund) a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long term appreciation potential. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. This report is intended for the shareholders of Stein Roe Growth Investor Fund - Class S Shares. Effective October 31, 1999, Class S shares closed to new investors. Each share class has its own sales charge and expense structure, please refer to the Liberty Growth Investor Fund's prospectus for more information on Class A, Class B, Class C and Class Z shares. The financial highlights for Class A, Class B, Class C and Class Z are presented in a separate annual report.
   The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At September 30, 2000, the Fund owned 2.7% of the Portfolio.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
   Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
   Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
   Security transactions are accounted for on the date the securities are purchased, sold or mature.
   Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than 12b-1 service fees and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
   The per share data was calculated using the average shares outstanding during the period.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
   The Fund intends to utilize provisions of the federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 2000, the Fund had capital loss carryforwards of $1,272,613 which expires in 2008.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.
   The amount and character of income and gains to be to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER
Interest income is recorded on the accrual basis. Corporate actions and dividends are recorded on the ex-date.

--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE
Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee as follows:
Average Net Assets    Annual Fee Rate
------------------    ---------------
First $500 million              0.60%
Next $500 million               0.55%
Over $1 billion                 0.50%

ADMINISTRATION FEE
The Advisor also provides accounting and other services to the Fund for a monthly fee as follows:
Average Net Assets    Annual Fee Rate
------------------    ---------------
First $500 million             0.150%
Next $500 million              0.125%
Over $1 billion                0.100%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services to the Fund for a monthly fee to equal to $25,000 annually plus 0.0025% annually of the Fund's and Portfolio's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.22% annually of the Class S's average daily net assets and receives reimbursement for certain out of pocket expenses. Transfer agent fees for Class A, Class B, Class C and Class Z are described in the Fund's Class A, Class B, Class C and Class Z's prospectus.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter.
   The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A, Class B and Class C net assets. The plan also requires the payment of a distribution fee to the Distributor on Class A, Class B and Class C shares only. The fee structure for the 12b-1 plan is defined in the Class A, Class B and Class C prospectus.

EXPENSE LIMITS
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.10% annually of the Fund's average net assets.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY
During the year ended September 30, 2000, purchases and sales of investments, other than short-term obligations, were $976,309,339 and $915,033,633 respectively.
   Unrealized appreciation (depreciation) at September 30, 2000 based on cost of investments for federal income tax purposes was:
Gross unrealized
   appreciation          $502,478,058
Gross unrealized
   depreciation           (74,995,022)
                         ------------
Net unrealized
   appreciation          $427,483,036
                         ------------

OTHER
The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT
The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the year ended September 30, 2000, the Trust and the Fund had no borrowings under the agreement.

--------------------------------------------------------------------------------
NOTE 5. OTHER RELATED PARTY TRANSACTIONS
During the year ended September 30, 2000, the Portfolio used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year were $63,249.

FINANCIAL HIGHLIGHTS - CLASS S
--------------------------------------------------------------------------------
STEIN ROE GROWTH INVESTOR FUND
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                              YEAR         PERIOD
                                                             ENDED          ENDED
                                                     SEPTEMBER 30,  SEPTEMBER 30,
                                                              2000        1999 (a)
                                                    -------------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $  9.45        $ 10.00
                                                           -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)(c)...........................        (0.05)         (0.02)
Net realized and unrealized gain (loss) on investments        2.83          (0.53)
                                                           -------        -------
Total from investment operations.....................         2.78          (0.55)
                                                           -------        -------
NET ASSET VALUE, END OF PERIOD.......................      $ 12.23        $  9.45
                                                           =======        =======
Ratio of net expenses to average net assets (f)......        1.08%          1.10%(e)
Ratio of net investment loss to average net assets (f)      (0.51)%        (0.34)%(e)
Total return.........................................       29.42%(f)      (5.50)%(g)
Net assets, end of
   period (000's)....................................      $19,990        $11,329

(a) From commencement of operations on March 31, 1999.
(b) Net of fees and expenses waived or borne
    by the Advisor which amounted to:................      $ 0.088        $ 0.064
(c) Per share data was calculated using average shares outstanding during the period.
(d) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.82% for the year ended
    September 30, 2000 and 2.34% (annualized) for the year ended
    September 30, 1999.
(e) Annualized.
(f) Computed giving effect to the Advisor's expense limitation undertaking.
(g) Not annualized.


--------------------------------------------------------------------------------

SR&F GROWTH INVESTOR PORTFOLIO


                                                                     PERIOD ENDED
                                     YEARS ENDED SEPTEMBER 30,      SEPTEMBER 30,
                                 2000           1999          1998         1997(a)
                                -----          -----         --------------------
Ratio of net expenses to
   average net assets.........   0.57%          0.59%         0.62%          0.63%(b)
Ratio of net investment income
   to average net assets......   0.06%          0.25%         0.42%          0.54%(b)
Portfolio turnover rate.......     72%            45%           45%            38%

(a) From commencement of operations on February 3, 1997.
(b) Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Trustees of Liberty-Stein Roe
Funds Investment Trust and SR&F
Base Trust and Stein Roe Growth
Investor Fund - Class S Shareholders
of Liberty Growth Investor Fund

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Portfolio and Class S financial highlights present fairly, in all material respects, the financial position of Liberty Growth Investor Fund (the "Fund")(a series of Liberty-Stein Roe Funds Investment Trust) and SR&F Growth Investor Portfolio (the "Portfolio")(a series of SR&FBase Trust) at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Portfolio for periods through September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
--------------------------------------------------------------------------------
TRUSTEES
John A. Bacon Jr. Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer, United Airlines
Janet Langford Kelly
Executive Vice President-Corporate Development,
  General Counsel and Secretary, Kellogg Co.
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Joseph R. Palombo
Chairman of the Board of Trustees
  Executive Vice President and Director,
  Colonial Management Associates
Thomas C. Theobald
Managing Partner, William Blair Capital Partners

OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary
Loren A. Hansen, Executive Vice President
Joseph R. Palombo, Executive Vice President

AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Fund and Portfolio
PricewaterhouseCoopers  LLP
Independent Accountants

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth & Income Fund
Disciplined Stock Fund
Growth Stock Fund
Young Investor Fund
Midcap Growth Fund
Focus Fund
Capital Opportunities Fund
Small Company Growth Fund

INTERNATIONAL FUNDS
Asia Pacific Fund
International Fund
Small Cap Tiger Fund


                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                                  800-338-2550
                                www.steinroe.com

                         Liberty Funds Distributor, Inc.


                                                S38-02/187D-0900 (11/00) 00/2078